COMMITMENTS AND CONTINGENCIES - Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum capital lease payments:
2014	$ 5,949,000
2015	2,419,000
2016	1,548,000
2017	495,000
2018	316,000
Thereafter	0
Total minimum lease payments	10,727,000
Less imputed interest	(574,000)
Present value of minimum capital lease payments	10,153,000
Future minimum operating lease payments:
2014	7,896,000
2015	5,156,000
2016	2,584,000
2017	1,256,000
2018	515,000
Thereafter	0
Total	17,407,000
Rental expense under operating leases	11,800,000	9,500,000	7,700,000
Royalty expense, coal reserves	43,600,000	40,100,000	38,800,000
Property, plant and equipment and mine development assets [Member]
Gross value and accumulated amortization of assets under capital leases:
Gross value	24,982,000	34,677,000
Accumulated amortization	$ 11,983,000	$ 15,887,000